INCOME TAXES, Components of (Loss) Profit Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES [Abstract]
Income tax expenses	$ 0	$ 0	$ 0
Components of (Loss) Profit Before Income Taxes [Abstract]
Loss before income taxes	(16,421,807)	(5,196,931)	(19,505,470)
PRC [Member]
Components of (Loss) Profit Before Income Taxes [Abstract]
Loss before income taxes	(5,477,857)	108,221	(13,779,840)
Non-PRC [Member]
Components of (Loss) Profit Before Income Taxes [Abstract]
Loss before income taxes	$ (10,943,950)	$ (5,305,152)	$ (5,725,630)